Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 26, 2014
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 26, 2014
Prospectus Date	rr_ProspectusDate	Aug. 26, 2014